Related Party Transactions (Details Narrative) - Grown Rogue Unlimited LLC [Member]	12 Months Ended
	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Rent expense		$ 65,000	$ 50,000
Accounts payable and accrued liabilities		5,500	45,000
Employee/director fees		48,000	14,000
Computer service fees	$ 0		9,060
Due to employee/ directors		90,000	90,000
Chief Strategy Officer [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities		25,054	4,362
Marketing and promotion services		239,568	89,504
Employee Director [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities		218,690	258,238
Employee/director fees		14,000	14,000
Individuals [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities		$ 12,000	$ 14,000